Shareholder's Equity - Schedule of Option Activity (Details) (10-K) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2017
Number of options outstanding at beginning of period		2,375,812
Number of options, granted		30,000
Number of options, exercised		(38,222)
Number of options, forfeited		(25,643)
Number of options outstanding at end of period		2,341,947	2,375,812
Number of options exercisable		824,699
Weighted average exercise price - options outstanding at beginning of period		$ 4.32
Weighted average exercise price - options, granted	$ 1.88	4.92	$ 3.11	$ 1.66
Weighted average exercise price - options, exercised		2.87
Weighted average exercise price - options, forfeited		4.87
Weighted average exercise price - options, outstanding at end of period		4.52	$ 4.32
Weighted average exercise price exercisable		$ 4.37
Weighted average remaining contractual life - options outstanding at beginning of period		9 years 2 months 12 days
Weighted average remaining contractual life - options outstanding at ending of period		8 years 8 months 12 days	1 year 9 months 18 days
Weighted average remaining contractual life - options exercisable		7 years 10 months 25 days
Aggregate intrinsic value at beginning of period		$ 523,820
Aggregate intrinsic value, Exercised		(81,051)
Aggregate intrinsic value at end of period		442,769	$ 523,820
Aggregate intrinsic value exercisable		$ 246,834
Employees and Directors [Member]
Number of options outstanding at beginning of period		2,375,812	510,904
Number of options, granted			1,919,000
Number of options, exercised			(20,759)
Number of options, forfeited			(33,333)
Number of options outstanding at end of period	510,904		2,375,812
Number of options exercisable			806,397
Weighted average exercise price - options outstanding at beginning of period		$ 4.48	$ 4.32
Weighted average exercise price - options, granted			4.54
Weighted average exercise price - options, exercised			0.42
Weighted average exercise price - options, forfeited			4.25
Weighted average exercise price - options, outstanding at end of period	$ 4.32		4.48
Weighted average exercise price exercisable			$ 4.33
Weighted average remaining contractual life - options outstanding at beginning of period			9 years
Weighted average remaining contractual life - options outstanding at ending of period			9 years 2 months 12 days
Weighted average remaining contractual life - options exercisable			8 years
Aggregate intrinsic value at beginning of period		$ 773,056	$ 625,626
Aggregate intrinsic value, Granted			237,463
Aggregate intrinsic value, Exercised			(90,033)
Aggregate intrinsic value at end of period	$ 625,626		773,056
Aggregate intrinsic value exercisable			$ 426,510
Employees and Directors [Member] | Restricted Shares [Member]
Number of options outstanding at beginning of period		340,000
Number of options, granted			340,000
Number of options, exercised
Number of options, forfeited
Number of options outstanding at end of period			340,000
Number of options exercisable
Weighted average exercise price - options outstanding at beginning of period		$ 4.62
Weighted average exercise price - options, granted			4.62
Weighted average exercise price - options, exercised
Weighted average exercise price - options, forfeited
Weighted average exercise price - options, outstanding at end of period			4.62
Weighted average exercise price exercisable
Weighted average remaining contractual life - options outstanding at beginning of period			4 years 9 months 18 days
Weighted average remaining contractual life - options outstanding at ending of period			4 years 9 months 18 days
Weighted average remaining contractual life - options exercisable			0 years